Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 7,924	$ 8,469
Charter revenue resulting from varying charter rates	28,232	36,395
Total deferred revenue	36,156	44,864
Less current portion	(19,668)	(18,356)
Non-current portion	$ 16,488	$ 26,508